NOTE 4 - WARRANTS (Details) - Warrant Activity	Jun. 30, 2014	Dec. 31, 2013
Warrant Activity [Abstract]
Balance at period beginning/end	1,580,000	1,580,000
Balance at period beginning/end	1,580,000	1,580,000